Information about financial instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Information about financial instruments
Information about financial instruments
Financial assets and liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2016	2017	2018	2016	2017	2018
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$15,285	$20,926	$15,884	$15,285	$20,926	$15,884
Deposits and other receivables
Deposits	332	402	394	332	402	394
Other financial assets
Long-term investments	310	353	337	310	353	337
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	72	—	—	72	—
Cash, cash equivalents and short-term investments	20,547	3,295	12,086	20,547	3,295	12,086
Total financial assets	$36,474	$25,048	$28,701	$36,474	$25,048	$28,701
Total current	$35,832	$24,293	$27,970	$35,832	$24,293	$27,970
Total non-current	$642	$755	$731	$642	$755	$731
Financial liabilities:
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	7,712	7,413	10,295	7,712	7,413	10,295
Convertible debt and accrued expenses	16,338	17,063	19,723	16,115	16,309	19,708
Venture debt	—	—	12,634	—	—	12,634
Government loans	1,852	2,071	1,431	1,852	2,071	1,431
Research project financing	3,306	4,004	4,688	3,306	4,004	4,688
Trade and other payables (current and non current)	18,358	13,023	9,412	18,358	13,023	9,412
Financial instruments at fair value through other comprehensive income:
Cash flow hedges	150	—	—	150	—	—
Total financial liabilities	$47,716	$43,574	$58,183	$47,493	$42,820	$58,168
Total current	$26,431	$21,935	$21,160	$26,431	$21,935	$21,160
Total non-current	$21,285	$21,639	$37,023	$21,062	$20,885	$37,008

The carrying values of current financial instruments (cash and cash equivalents, short-term investments, trade receivables and trade and other payables, and interest-bearing receivables financing) approximate their fair values, due to their short-term nature.
Available for sale long-term investments are primarily related to:

•
a bank guarantee secured by pledges of investments in money market funds issued in favor of the owners of leased office space to secure annual lease payments by the Company for its office space in Colombes; and

•	bank credit lines used in connection with the purchase of hedging instruments and finance lease, also secured by pledged money market funds.
Government loans received from the financial agency of the French government were recorded as financial instruments in compliance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance.
Fair Value Hierarchy
The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities

•	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

•	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data
As at December 31, 2016, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$310	—	$310	—
Liabilities measured at fair value (on a recurring basis)

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(150)	—	$(150)	—
As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$353	—	$353	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	72	—	72	—

There were no liabilities measured at fair value.

As at December 31, 2018, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2018	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—

There were no liabilities measured at fair value.
Financial instruments at fair value
The Company uses financial instruments, including derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros.
The following tables present fair values of derivative financial instruments at December 31, 2016 and 2017. There was no derivative financial instrument outstanding at December 31, 2018.

	At December 31, 2016
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy U.S dollars, sell euros)	€5,750	$(142)
Options (buy euros, sell U.S. dollars)	1,500	(8)
Total	€7,250	$(150)

	At December 31, 2017
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$53
Options (buy euros, sell U.S. dollars)	3,000	19
Total	€5,250	$72

The fair value of foreign currency related derivatives are included in the Consolidated Statement of Financial Position in “Other current financial liabilities” at December 31, 2016 and in "Prepaid and other receivables" at December 31, 2017. The earnings impact of cash flow hedges relating to forecasted operating expense transactions is reported in operating expense. Realized and unrealized gains and losses on these instruments deemed effective for hedge accounting are deferred in accumulated other comprehensive income until the underlying transaction is recognized in earnings or the instruments are designated as hedges.
During the year ended December 31, 2018, the Company recorded a loss of $69,000 (gain of $195,000 and loss of $91,000 for the years ended December 31, 2017 and 2016, respectively) in other comprehensive income (loss) related to the effective portion of the change in fair value of its cash flow hedges. During the year ended December 31, 2018, the amount reclassified from other comprehensive income to Consolidated Statement of Operations was a gain of $53,000 (losses of $74,000 and $44,000 during the year ended December 31, 2017 and 2016, respectively).
During the year ended December 31, 2017, the Company recognized a net loss of $3,000 related to the ineffective position of its hedging instruments. There was no ineffective portion of hedging instruments in the years ended December 31, 2016 and 2018.
The derivatives have maturity dates of less than 12 months. Management believes counterparty risk on financial instruments is minimal since the Company deals with major banks and financial institutions.
The use of different estimations, methodologies and assumptions could have a material effect on the estimated fair value amounts. The methodologies are as follows:

•
Cash, cash equivalents, short-term investments, accounts receivable, accounts payable, other receivable and accrued liabilities: due to the short-term nature of these balances, carrying amounts approximate fair value.

•
Long-term investments are composed of debt-based mutual funds with traded market prices. Their fair values amounted to $310,000, $353,000 and $337,000 at December 31, 2016, 2017 and 2018, respectively.

•
Foreign exchange forward and option contracts: the fair values of foreign exchange forward and option contracts were calculated using the market price that the Company would pay or receive to settle the related agreements, by reference to published exchange rates.

Financial risk management objectives and policies
The Company’s principal financial liabilities comprise trade payables (current and non-current), interest-bearing receivables financing, government loans, convertible debt and venture debt. The Company has various financial assets such as trade receivables and cash and cash equivalents, which arise directly from its operations, as well as from capital increases.
The main risks arising from the Company’s financial instruments are foreign currency risk, credit risk, interest rate risk and cash flow liquidity risk. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Foreign currency risk
The Company faces the following foreign currency exposures:

•	Operating activities, when revenues or expenses are denominated in different currencies from the functional currency of the entity carrying out these transactions.

•	Venture debt and government loans denominated in euros while the functional currency of the entity carrying out these transactions is the U.S. dollar.

•	Non derivative monetary financial instruments that are denominated and settled in a currency different from the functional currency of the entity which holds them.
Nearly 100% of total revenues and approximately 87% of total cost of sales are denominated in U.S. dollars. However, as a result of significant headcount and related costs from operations in France, which are denominated and settled in euros (the “structural costs”), the Company has transactional currency exposures which can be affected significantly by movements in the US dollar/euro exchange rates. Approximately 64% of operating expense is denominated in euros. (See Note 19.2 regarding hedging arrangements).
If there were a 10% increase or decrease in exchange rate of the U.S. dollar to the euro, as measured using the Company's 2018 weighted average exchange rate of one euro = $1.1852, the Company estimates the impact, in absolute terms, on operating expenses and on financial liabilities for the year ended December 31, 2018 would have been approximately $4.4 million.
Credit risk
It is the Company’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures and as such are considered to have low credit risk at initial recognition. The Company has subscribed to a credit insurance policy which provides assistance in determining credit limits and collection, in addition to some coverage of uncollectible amounts. In addition, receivable balances are monitored on an ongoing basis. There is a rebuttable presumption in IFRS 9 that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 30 days past due. The Company considers that credit risk has not increased significantly on its outstanding not impaired trade receivables since initial recognition. The Company considers events of default based on the specific facts and circumstances relevant to the outstanding amount.
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2018	2017	2016	2018	2017	2016
A	Taiwan	32%	16%	Less than 10%	$5,881,000	$4,060,000	$—
B	China	13%	Less than 10%	Less than 10%	1,858,000	911,000	—
C	Taiwan	Less than 10%	17%	29%	$2,526,000	$5,352,000	$4,870,000
D	China	Less than 10%	Less than 10%	15%	$—	$667,600	$(100,000)

With respect to credit risk arising from the other financial assets, which comprise cash and cash equivalents, the Company’s exposure to credit risk arises from default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments. Nearly all cash and cash equivalents are held in France at three large and international banks.
Vendor concentration risk
Access to foundry capacity is critical to the Company’s operations as a fabless semiconductor company. The Company depends on a sole independent foundry in Taiwan to manufacture its semiconductor wafers.
Liquidity risk
The Company monitors its risk of a shortage of funds using a cash flow planning tool. This tool considers the maturity of both its financial investments and financial assets (e.g. accounts receivables, other financial assets) and projected cash flows from operations.
The following table includes our contractual obligations, including interest, for existing financial liabilities as of the following dates:

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2016
Research project financing	$1,376	$631	$742	$425	$19	$30	$3,223
Interest-bearing receivables financing	7,712	—	—	—	—	—	7,712
Government loans	167	376	373	370	368	198	1,852
Convertible debt and accrued interests	—	—	16,338	—	—	—	16,338
Trade payables	18,358	—	—	—	—	—	18,358
Other current liabilities	4,415	—	—	—	—	—	4,415
	$32,028	$1,007	$17,453	$795	$387	$228	$51,898
At December 31, 2017
Research project financing	$899	$1,246	$671	$291	$297	$441	$3,845
Interest-bearing receivables financing	7,413	—	—	—	—	—	7,413
Government loans	600	398	398	398	159	—	1,953
Convertible debt and accrued interests	—	11,861	5,202	—	—	—	17,063
Trade payables	13,023	—	—	—	—	—	13,023
Other current liabilities	5,138	—	—	—	—	—	5,138
	$27,073	$13,505	$6,271	$689	$456	$441	$48,435
At December 31, 2018
Research project financing	$238	$973	$2,043	$1,687	$375	$73	$5,389
Interest-bearing receivables financing	10,295	—	—	—	—	—	10,295
Government loans	499	487	475	234		—	1,695
Convertible debt and accrued interests	—	5,807	13,916	—	—	—	19,723
Venture debt	2,057	6,158	6,158	2,396	—	—	16,769
Trade payables	9,412	—	—	—	—	—	9,412
Other current liabilities	4,654	—	—	—	—	—	4,654
	$27,155	$13,425	$22,592	$4,317	$375	$73	$67,937

Company’s liquidity risk for the next 12 months is described in note 2.1.
Capital management
The primary objective of the Company’s capital management is to continue to execute according to its business plans and budgets in order to achieve profitability and positive cash flow, and to maximize shareholder value.
Changes in liabilities arising from financing activities

(in thousands)	January 1, 2017	Cash flows	Foreign exchange movement	Non-cash interest	Non-cash impact of amendment	Other(1)	December 31, 2017
Government grant advances and loans	$5,745	2,600	915	90	—	(2,728)	$6,622
Convertible debt and accrued interest	$16,338	—	—	3,987	(3,097)	(165)	$17,063
Interest-bearing financing of receivables	$7,712	(299)	—	—	—	—	$7,413
Total	$29,795	2,301	915	4,077	(3,097)	(2,893)	$31,098

(in thousands)	January 1, 2018	Cash flows	Foreign exchange movement	Non-cash interest	Non-cash impact of amendment	Other(1)	December 31, 2018
Government grant advances and loans	$6,622	985	(250)	151	—	(1,146)	$6,362
Convertible debt and accrued interest	$17,063	3,202	—	4,435	(3,630)	(1,347)	$19,723
Venture debt	$—	13,595	(243)	101		(819)	$12,634
Interest-bearing financing of receivables	$7,413	2,882	—	—	—	—	$10,295
Total	$31,098	20,664	(493)	4,687	(3,630)	(3,312)	$49,014

(1) Amounts included in Other for 2018 mainly represent the amounts recorded in equity related to the issuance of debt with an equity component and the reduction of grants as the corresponding expense is incurred.
Amounts included in Other for 2017 mainly represent the reduction of grants as the corresponding expense is incurred.